LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	£ 348	£ 43
Guarantee provisions	229	296
Changes in expenses assumptions
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	9	(94)
Participating life insurance policy | Change in persistency assumptions
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	229	(15)
Participating life insurance policy | Change in current and future mortality and morbidity rates
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)	£ 112	149
With-profit fund £m
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Percent of distributed profits (in percent)	90.00%
With-profit fund £m | Scottish Widows | Participating life insurance policy
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Additional costs of providing guaranteed benefits	£ 1,900	2,500
Non-profit fund £m | Participating life insurance policy
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Additional costs of providing guaranteed benefits	74
Guarantee provisions	£ 30	£ 61